INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
NOTE 14.    INCOME TAXES
The components of our income tax expense are as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Current income tax (expense) benefit:
Federal and state	$28,291	$11,134	$38,878
Foreign	(796)	(3,218)	(4,558)
	27,495	7,916	34,320
Deferred income tax (expense) benefit:
Federal and state	(89,421)	(2,959)	26,664
Foreign	(2,191)	13,004	548
	(91,612)	10,045	27,212
Total income tax (expense) benefit	$(64,117)	$17,961	$61,532

The sources of our income or loss from continuing operations before income taxes and noncontrolling interest were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Domestic income (loss)	$160,755	$4,089	$(208,699)
Foreign (loss) income	14,698	(46,454)	44,398
Total income (loss)	$175,453	$(42,365)	$(164,301)

We made federal income tax payments of $53.2 million, zero and $0.1 million for the years ended December 31, 2011, 2010 and 2009, respectively. We made net state income tax payments of $7.6 million, $0.5 million and $5.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. We made net foreign tax payments of $2.9 million, $4.2 million and $7.3 million for the years ended December 31, 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009 tax benefits (expense) allocated to stockholders’ equity for compensation expense for income tax purposes in excess of amounts recognized for financial reporting purposes were $4.9 million, $2.1 million and $0.6 million, respectively. In addition, we received a federal income tax refund of $26.2 million in 2011.
Income tax expense differs from amounts computed by applying the statutory federal rate as follows:

	Year Ended December 31,
	2011	2010	2009
Income tax computed at Federal statutory rate	35.00%	35.00%	35.00%
State taxes	2.7%	2.3%	2.7%
Non-deductible goodwill	—%	—%	—%
Change in valuation allowance	—%	—%	—%
Other	(1.3)%	5.1%	(0.2)%
Effective income tax rate	36.40%	42.40%	37.50%

As of December 31, 2011 and 2010, our deferred tax assets and liabilities consisted of the following:

	December 31,
	2011	2010
	(in thousands)
Deferred tax assets:
Net operating loss and tax credit carryforwards	$48,764	$24,100
Self-insurance reserves	16,829	16,623
Allowance for doubtful accounts	2,890	2,518
Accrued liabilities	10,461	13,225
Share-based compensation	10,395	11,275
Other	(74)	(51)
Total deferred tax assets	89,265	67,690
Valuation allowance for deferred tax assets	(835)	(835)
Net deferred tax assets	88,430	66,855
Deferred tax liabilities:
Property and equipment	(254,153)	(142,434)
Intangible assets	(36,818)	(32,515)
Total deferred tax liabilities	(290,971)	(174,949)
Net deferred tax liability, net of valuation allowance	$(202,541)	$(108,094)

In 2011 and 2010, deferred tax liabilities decreased by $0.7 million and $0.1 million, respectively, for adjustments to accumulated other comprehensive loss.
In recording deferred income tax assets, we consider whether it is more likely than not that some portion or all of the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those deferred income tax assets would be deductible. We consider the scheduled reversal of deferred income tax liabilities and projected future taxable income for this determination. To fully realize the deferred income tax assets related to our federal net operating loss carryforwards that do not have a valuation allowance due to Section 382 limitations, we would need to generate future federal taxable income of approximately $2.6 million over the next seven years and $74.4 million over the next fifteen years. With certain exceptions noted below, we believe that after considering all the available objective evidence, both positive and negative, historical and prospective, with greater weight given to the historical evidence, it is more likely than not that these assets will be realized.
We estimate that as of December 31, 2011, 2010 and 2009, we have available $79.3 million, $4.9 million and $7.1 million, respectively, of federal net operating loss carryforwards. Approximately $2.5 million of our net operating losses as of December 31, 2011 are subject to a $1.1 million annual Section 382 limitation and expire in 2018. Approximately $2.4 million of our net operating losses as of December 31, 2011 are subject to a $5,000 annual Section 382 limitation and expire in 2016 through 2018. Due to annual limitations under Sections 382 and 383, management believes that we will not be able to utilize all available carryforwards prior to their ultimate expiration. At December 31, 2011 and 2010, we had a valuation allowance of $0.8 million related to the deferred tax asset associated with our remaining federal net operating loss carryforwards that will expire before utilization due to Section 382 limitations.
We estimate that as of December 31, 2011, 2010 and 2009, we have available approximately $73.3 million, $37.7 million and $64.2 million, respectively, of state net operating loss carryforwards that will expire between 2019 to 2031. The deferred tax asset associated with our remaining state net operating loss carryforwards at December 31, 2011 is $5.8 million. Management believes that it is more likely than not that we will be able to utilize all available carryforwards prior to their ultimate expiration.
We estimate that as of December 31, 2011, 2010 and 2009, we have available approximately $39.6 million, $50.6 million, and $4.9 million, respectively, of foreign net operating loss carryforwards that will expire between 2014 and 2030. The gross deferred tax asset associated with our foreign net operating loss carryforwards at December 31, 2011 is $10.7 million. Management believes that it is more likely than not that we will be able to utilize the net operating loss carryforwards prior to their ultimate expiration in all foreign jurisdictions.
We did not provide for U.S. income taxes or withholding taxes on the 2011 unremitted earnings of our Mexico subsidiaries, as these earnings are considered permanently reinvested because increasing demand for our services requires additional equipment and working capital to support the business. Furthermore, we did not provide for U.S. income taxes on unremitted earnings of our other foreign subsidiaries in 2011 or prior years, as our tax basis in these foreign subsidiaries exceeded the book basis for each period.
We file income tax returns in the United States federal jurisdiction and various states and foreign jurisdictions. We are currently under audit by the Internal Revenue Service for the tax year ended December 31, 2009. Our other significant filings are in Mexico, which have been examined through 2008.
As of December 31, 2011, 2010 and 2009, we had $1.8 million, $2.2 million and $3.2 million, respectively, of unrecognized tax benefits which, if recognized, would impact our effective tax rate. We have accrued $0.6 million, $0.8 million and $1.1 million for the payment of interest and penalties as of December 31, 2011, 2010 and 2009, respectively. We believe that it is reasonably possible that $0.9 million of our currently remaining unrecognized tax positions, each of which are individually insignificant, may be recognized by the end of 2012 as a result of a lapse of the statute of limitations and settlement of an open audit.
We recognized a net tax benefit of $0.5 million in 2011 for expirations of statutes of limitations.
The following table presents the activity during 2011 and 2010 related to our liabilities for uncertain tax positions (in thousands):

Balance at January 1, 2010	$3,241
Additions based on tax positions related to the current year	192
Decreases in unrecognized tax benefits acquired or assumed in business combinations	(163)
Reductions for tax positions from prior years	(1,016)
Settlements	—
Balance at December 31, 2010	2,254
Additions based on tax positions related to the current year	33
Decreases in unrecognized tax benefits acquired or assumed in business combinations	(207)
Reductions for tax positions from prior years	—
Settlements	—
Balance at December 31, 2011	$2,080

Tax Legislative Changes
The Small Business Jobs Act of 2010.    The Small Business Jobs Act of 2010 extended the first-year bonus depreciation deduction of 50% of the adjusted basis of qualified property acquired and placed in service during 2010 and increased the deduction to 100% of the adjusted basis of qualified property acquired and placed in service after September 8, 2010 and before January 1, 2012. We have estimated $214.6 million of qualifying additions in 2011 resulting in bonus tax depreciation of $214.6 million. We had $131.9 million of qualifying additions in 2010 resulting in bonus tax depreciation of $88.0 million.
The American Recovery and Reinvestment Act of 2009.    The American Recovery and Reinvestment Act of 2009 extended the first-year bonus depreciation deduction of 50% of the adjusted basis of qualified property acquired and placed in service to after December 31, 2008 and before January 1, 2010. We had $66 million of qualifying additions in 2009 resulting in additional 2009 tax depreciation of $33 million.